Guggenheim Total Return Bond Fund Expense Example - Class R6 Shares [Member] - Guggenheim Total Return Bond Fund - Class R6	Sep. 30, 2024 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 50
Expense Example, with Redemption, 3 Years	166
Expense Example, with Redemption, 5 Years	292
Expense Example, with Redemption, 10 Years	$ 661